Other Assets (Detail) ¥ in Millions, $ in Millions		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Prepaid Expense and Other Assets [Abstract]
Prepaid expenses		¥ 1,109	$ 170	¥ 955
Advances to suppliers		1,053	161	964
Receivables from online payment agencies		440	67	585
Deposits		437	67	787
Prepaid licensed copyrights		1,035	159	1,225
Contract assets, net	[1]	1,755	269	1,876
Others		3,279	503	693
VAT Prepayments		1,768	271	1,605
Income tax prepayments		130	20	499
Total other current assets		11,006	1,687	9,189
Long-term prepaid expenses		3,084	473	4,176
Others		364	54	276
Total other non-current assets		¥ 3,448	$ 527	¥ 4,452

[1]	The allowance for credit losses on contract assets was RMB7 million and RMB27 million (US$4 million) as of December 31, 2019 and December 31, 2020, respectively. The amounts charged to expenses for credit losses of contract assets and write-offs charged against the allowance were RMB9 million (US$1 million) and nil, respectively, for the year ended December 31, 2020. The effect of adopting ASU 2016-13 was RMB11 million (US$2 million ) to the opening balance of contract assets, net.